RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On August 5, 2020, the Company issued an aggregate of 11,500,000 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. The Founder Shares included an aggregate of up to 1,500,000 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriter’s election to fully exercise its over-allotment option, 1,500,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of a Business Combination or (B) the date subsequent to the Company’s initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the shares of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, the converted Class A common stock will be released from the lock-up.

Due from Sponsor

At the closing of the Initial Public Offering on October 2, 2020, a portion of the proceeds from the sale of the Private Placement Warrants in the amount of $4,800,000 was due to the Company to be held outside of the Trust Account for working capital purposes. Such amount was paid by the Sponsor to the Company on October 6, 2020.

Advances from Related Party

The Sponsor paid for certain offering costs on behalf of the Company in connection with the Initial Public Offering. The outstanding balance of $229,886 under these advances was repaid subsequent to the closing of the Initial Public Offering, on October 6, 2020.

Promissory Note — Related Party

On July 23, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) January 31, 2021 or (i) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $261,386 was repaid subsequent to the closing of the Initial Public Offering on October 6, 2020.

Administrative Support Agreement

The Company entered into an agreement, commencing on September 30, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Company’s Chief Executive Officer, a total of up to $10,000 per month for office space and administrative support services. For the three months ended March 31, 2021, the Company incurred and paid $30,000 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On August 5, 2020, the Company issued an aggregate of 11,500,000 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. The Founder Shares included an aggregate of up to 1,500,000 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriter’s election to fully exercise its over-allotment option, 1,500,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of a Business Combination or (B) the date subsequent to the Company’s initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the shares of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, the converted Class A common stock will be released from the lock-up.

Due from Sponsor

At the closing of the Initial Public Offering on October 2, 2020, a portion of the proceeds from the sale of the Private Placement Warrants in the amount of $4,800,000 was due to the Company to be held outside of the Trust Account for working capital purposes. Such amount was paid by the Sponsor to the Company on October 6, 2020.

Advances from Related Party

The Sponsor paid for certain offering costs on behalf of the Company in connection with the Initial Public Offering. The outstanding balance of 229,886 under these advances was repaid subsequent to the closing of the Initial Public Offering, on October 6, 2020.

Promissory Note — Related Party

On July 23, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) January 31, 2021 or (i) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $261,386 was repaid subsequent to the closing of the Initial Public Offering on October 6, 2020.

Administrative Support Agreement

The Company entered into an agreement, commencing on September 30, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Company’s Chief Executive Officer, a total of up to $10,000 per month for office space and administrative support services. For the period from July 8, 2020 (inception) through December 31, 2020, the Company incurred and paid $30,000 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

LCP Edge Intermediate, Inc. [Member]
RELATED PARTY TRANSACTIONS

Note 13 – Related-Party Transactions

HydraFacial entered into management service agreements with two related parties, who are the Parent’s owners, to provide financial and management advisory services to HydraFacial. Both management services agreements provide for a quarterly monitoring fee in an amount equal to the product of the (a) the greater of (x) $0.1 million and (y) 1.25% of HydraFacial’s EBITDA for the twelve-month period ending on the last calendar day of the immediately preceding applicable calendar quarter, multiplied by (b) the pro rata proportion as defined in the agreement.

In addition, the management services agreement provides for other fees in relation to services that may be provided in connection with equity and/or debt financing, acquisition of any other business, company, product line or enterprise, or divestiture of any division, business, and product or material assets. The fees vary between 1% and 2% of the related transaction amount.

HydraFacial recorded approximately $0.1 million and $0.5 million of charges related to management services fees for the three months ended March 31, 2021 and 2020, respectively. These amounts are included in General and administrative expenses on the Condensed Consolidated Statements of Comprehensive Loss. There were $1.9 million and $0.5 million due to these related parties at March 31, 2021 and 2020 included in Accounts payable on the Condensed Consolidated Balance Sheets.

HydraFacial leases its office in Signal Hill, California, from an entity owned by minority stockholders of HydraFacial who are no longer active employees. Lease expense under this lease was $0.1 million and $0.1 million for the three months ended March 31, 2021 and 2020, respectively.

HydraFacial issued shares to a key member of management in exchange for a note receivable with a $0.6 million face value. Interest on the note accrues at a rate of 8% and matures in December 2022. Interest receivable is presented as a component of Other assets on the Condensed Consolidated Balance Sheets. As there is no intent for the issuer to pay the note within a reasonably short period of time, HydraFacial has presented the note as a deduction of stockholders’ deficit. The outstanding note receivable from stockholder was $0.5 million as of both March 31, 2021 and December 31, 2020. Subsequent to March 31, 2021, with the consummation of the Business Combination, the outstanding note receivable amount was settled.

On April 10, 2020, the Company’s existing Credit Agreement with a bank that is also a related party was amended to include a “PIK” interest component of 2% that accrues on the outstanding balances of the Term Loan and Revolver. Additionally, the Company is required to pay an early prepayment fee of 2.00% of the amount prepaid or repaid on the Term Loan prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022. As of March 31, 2021, the amount due to a related party was $191.4 million in connection with the Term Loan and Revolver. See Note 7 for additional information on the Term Loans.

On April 10, 2020, HydraFacial also entered into a second credit facility with a related party to provide for borrowings of $30.0 million under the Term A Loan. As of March 31, 2021, the amount due to the related party was $34.6 million in connection with the Term A Loan and related PIK Interest. See Note 7 for additional information on the Term A Loan. HydraFacial sells to a customer that is owned directly or indirectly by a key member of management. Sales for this related party and the outstanding accounts receivable balance are as follows for the periods indicated (in thousands):

	Three Months Ended
	March 31, 2021	March 31, 2020
Sales to related party	$100	$96
Accounts receivable	$322	$75

Note 15 – Related-Party Transactions

HydraFacial entered into management service agreements with two related parties who are the Parent’s owners to provide financial and management advisory services to HydraFacial.

Both management services agreements provide for a quarterly monitoring fee in an amount equal to the product of the (a) the greater of (x) $0.1 million and (y) 1.25% of HydraFacial’s EBITDA for the twelve-month period ending on the last calendar day of the immediately preceding applicable calendar quarter, multiplied by (b) the pro rata proportion as defined in the agreement.

In addition, the management services agreement provides for other fees in relation to services that may be provided in connection with equity and/or debt financing, acquisition of any other business, company, product line or enterprise, or divestiture of any division, business, and product or material assets. The fees vary between 1% and 2% of the related transaction amount.

HydraFacial recorded approximately $1.8 million, $1.8 million and $3.2 million of charges related to management services fees for each of the three years in the period ended December 31, 2020, respectively. There were no amounts due to these related parties at December 31, 2020 and 2019. These amounts are included in General and administrative expenses on the Consolidated Statements of Comprehensive Loss.

HydraFacial leases its office in Signal Hill, California, from an entity owned by minority stockholders of HydraFacial who are no longer active employees. See Note 12 for further details.

In 2016, HydraFacial issued shares to a key member of management in exchange for a note receivable with a $0.6 million face value. Interest on the note accrues at a rate of 8% and matures in December 2022. Interest receivable is presented as a component of Other assets on the Consolidated Balance Sheets. As there is no intent for the issuer to pay the note within a reasonably short period of time, HydraFacial has presented the note as a deduction of stockholders’ equity. As of December 31, 2020 and 2019, the outstanding note receivable amounts were as follows:

(in thousands)	2020	2019
Note receivable from stockholder	$554	$554

During August 2019, HydraFacial amended the Company’s existing Credit Agreement with a bank that is also a related party to provide an additional $10.0 million of Term Loans. On April 10, 2020, the Company further amended this to include a “PIK” interest component of 2% that accrues on the outstanding balances of the Term Loan and Revolver. Additionally, the Company is required to pay an early prepayment fee of 2.00% of the amount prepaid or repaid on the Term Loan prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022. As of December 31, 2020, the amount due to a related party was $186.0 million in connection with the Term Loan. See Note 8 for additional information on the Term Loans.

On April 10, 2020, HydraFacial also entered into a second credit facility with a related party to provide for borrowings of $30.0 million under the Term A Loan. As of December 31, 2020, the amount due to the related party was $33.4 million in connection with the Term A Loan and related PIK Interest. See Note 8 for additional information on the Term A Loan.

HydraFacial sells to a customer that is owned directly or indirectly by a key member of management. Sales to this related party and the outstanding accounts receivable balance are as follows for each of the three years in the period ended December 31, 2020:

(in thousands)	2020	2019	2018
Sales to related party	$337	$351	$183
Accounts receivable	$250	$122	$51